Income Taxes, NOL and Tax Credit Carryforwards and Income Tax Uncertainties (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Tax bad debt deduction under the new method	$ 4,300
Period for recapturing excess tax bad debt reserve into taxable income	4 years
Unrecognized tax benefits if recognized would favorably affect income tax provision in future	$ 475	$ 475
Interest accrued during the period related to unrecognized tax benefits	8	$ 5
Federal [Member]
Income Taxes [Abstract]
Net operating loss carryforwards	7,200
Federal [Member] | General Business Tax Credit Carryforward [Member]
Income Taxes [Abstract]
Tax credit carryforward	1,800
Federal [Member] | Alternative Minimum Tax Credit Carryforward [Member]
Income Taxes [Abstract]
Tax credit carryforward	59
California [Member]
Income Taxes [Abstract]
Net operating loss carryforwards	$ 24,500